Provision For Pension Plan - Net Periodic Defined Pension Cost (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Net service cost		R$ 457,000	R$ 551,000	R$ 586,000
Interest cost		64,927,000	62,214,000	57,066,000
Expected return on plan assets		(220,246,000)	(193,747,000)	(162,701,000)
Amortization of prior year service costs (gains)		(5,636,000)	(5,636,000)	(5,636,000)
Net periodic pension cost (benefit)		(160,498,000)	(136,618,000)	(110,684,000)
TCSPREV plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	R$ 192,000
Interest cost	59,093,000
Expected return on plan assets	(195,301,000)
Amortization of prior year service costs (gains)	(5,636,000)
Net periodic pension cost (benefit)	(141,652,000)
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Net service cost		102,000	138,000	142,000
Interest cost		260,650,000	249,319,000	228,738,000
Expected return on plan assets		(210,579,000)	(206,407,000)	(180,363,000)
Amortization of prior year service costs (gains)		1,552,000	1,552,000	1,552,000
Net periodic pension cost (benefit)		51,724,000	44,603,000	50,069,000
BrTPREV Plans | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	81,000
Interest cost	237,931,000
Expected return on plan assets	(189,525,000)
Amortization of net actuarial losses (gains)	9,038,000
Amortization of prior year service costs (gains)	1,552,000
Net periodic pension cost (benefit)	59,077,000
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Net service cost		1,545	2,042,000	2,785,000
Interest cost		397,842	350,701,000	328,289,000
Expected return on plan assets		(440,696)	(413,965,000)	(356,313,000)
Amortization of net actuarial losses (gains)		16,482	4,380,000	47,438,000
Amortization of initial transition obligation			(1,051,000)	(4,203,000)
Net periodic pension cost (benefit)		(24,828)	(57,894,000)	17,996,000
TelemarPrev Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	1,870,000
Interest cost	362,886,000
Expected return on plan assets	(420,557,000)
Amortization of net actuarial losses (gains)	32,823,000
Net periodic pension cost (benefit)	(22,978,000)
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Net service cost		33	24,000	80,000
Interest cost		32,488	30,475,000	28,089,000
Expected return on plan assets		(35,817)	(34,872,000)	(29,293,000)
Net periodic pension cost (benefit)		R$ (3,297)	(4,373,000)	(1,124,000)
PBS-Telemar Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Net service cost	40,000
Interest cost	29,114,000
Expected return on plan assets	(36,744,000)
Net periodic pension cost (benefit)	(7,590,000)
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Interest cost			330,000	345,000
Net periodic pension cost (benefit)			R$ 330,000	R$ 345,000
PAMEC Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Interest cost	317,000
Net periodic pension cost (benefit)	R$ 317,000